Equity Compensation Plan	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Compensation Plan
14. Equity Compensation Plan
In 2015 the Company’s shareholders and board of directors adopted an Equity Compensation Plan (“the Plan”), which replaced the Company’s previous equity compensation plan which was adopted in 2007 and expired
 in 2015 (the “2007 Plan”) under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock, stock appreciation rights and options to purchase common stock. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed
10
% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. As of December 31, 2021, a total of
555,479
restricted shares had been granted under the 2007 Plan since the first grant in the third quarter of 2007 and
264,621
restricted shares and options to purchase
250,000
common shares have been granted under the Plan.

Restricted shares
On August 23, 2018, the Company granted 264,621 of
non-vested
restricted shares under the Plan to the Company’s CEO,
non-executive
members of Board of Directors of the Company and employees of the Manager. The fair value of each share granted was $3.59 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested on August 23, 2019 i.e. one year after the grant date.
On May 26, 2021, the Company granted 343,744 of
non-vested
restricted shares under the Plan to the Company’s CEO,
non-executive
members of Board of Directors of the Company and employees of the Manager. The fair value of each share granted was $2.99 which is equal to the market value of the Company’s common stock on that day. 50% of these shares vest on May 26, 2022 and the remaining 50% vest on May 26, 2023.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.
The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended December 31, 2019, 2020 and 2021.
Management has selected the accelerated method with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.
The stock based compensation expense for the vested and
non-vested
shares for the years ended December 31, 2019, 2020 and 2021 amounted to $611,644, nil and $462,508, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
No
non-vested
shares existed as of December 31, 2019 and 2020. A summary of the status of the
Company’s non-vested restricted
shares as of December 31, 2021, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2021	—	—
Granted	343,744	2.99

Non-vested, December 31, 2021	343,744	2.99

The total fair value of shares vested during the years ended December 31, 2019, 2020 and 2021 was $844,141, nil and nil, respectively, based on the closing share price at each vesting date. The remaining unrecognized

compensation cost relating to the shares granted amounting to $
565,287
as of December 31, 2021, is expected to be recognized over the remaining period of
1.4
years, according to the contractual terms of
those non-vested share
awards.

Options to purchase common shares
On
M
ay 26, 2021, the Company granted options to acquire up to 250,000 shares of common stock under the Plan to the Company’s CEO. 50% of these options vest on May 26, 2022 and the remaining 50% vest on May 26, 2023. These options expire on May 25, 2031. The fair value of each option granted was $1.32. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of
46.75
%; expected term of
5.75
years; risk-free interest rate of
0.96
%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility as calculated using historical data during approximately
6 years
prior to the grant date.
The Company had no stock option activity during the years ended December 31, 2019 and 2020. A summary of the Company’s non-vested
stock option activity and related information for the year ended December 31, 2021, is as follows:

	December 31, 2021
	Option shares #	Weighted-Average Exercise Price $
Outstanding – beginning of year	—	—
Granted	250,000	2.99
Exercised	—	—
Outstanding – end of year	250,000	2.99

Exercisable – end of year	—

No options vested during the year ended December 31, 2021. The remaining unrecognized compensation cost relating to the options granted amounting to $181,232 as of December 31, 2021, is expected to be recognized over the remaining period of 1.4 years, according to the contractual terms of those non-vested options.
The stock based compensation expense for the vested and
non-vested
options for the years ended December 31, 2019, 2020 and 2021 amounted to nil, nil and $148,280, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
As at December 31, 2021, the intrinsic value of outstanding stock options was nil.